Accounts Receivables - Schedule of Accounts Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivables	$ 47,036	$ 479,772
Less: allowance for expected credit loss	(19,860)	(19,500)
Accounts receivables, net	$ 27,176	$ 460,272